INVESTMENTS IN EQUITY INVESTEES	12 Months Ended
Dec. 31, 2015
INVESTMENTS IN EQUITY INVESTEES

7. INVESTMENTS IN EQUITY INVESTEES

The Group’s investments in equity investees comprise the following:

	December 31, 2014	December 31, 2015	December 31, 2015
	RMB	RMB	US$ (Note 3)
Investments accounted for under equity method:
ZTE9 network technology Co., Ltd., Wuxi (“ZTE9”)	67,020	—	—
System Link Corporation Limited (“System Link”)<1>	—	215,631,351	33,287,744
Shanghai Jiucheng Advertisement Co., Ltd. (“Jiucheng Advertisement”) <2>	—	12,751,438	1,968,483
Investments accounted for under cost method:
Shanghai Institute of Visual Art of Fudan University (“SIVA”)	10,000,000	10,000,000	1,543,734
G10 Entertainment Corporation (“G10”) Ltd.	24,892,921	24,892,921	3,842,805
CrowdStar Inc. (“Crowdstar”)	1,627,099	1,627,099	251,181
Tandem Fund II, L.P. (“Tandem Fund”)	2,636,885	2,636,885	407,065

Total	39,223,925	267,539,694	41,301,012

<1> System Link

In August 2014, the Group formed a joint venture, System Link, with Qihoo 360 Technology Co., Ltd., or Qihoo 360. Pursuant to the joint venture agreement, Qihoo 360 and the Group will each own 50% equity interest in the joint venture and share profits based on the equity interest each party holds in the joint venture. In August 2014, Red 5 Singapore entered into a license agreement with System Link for publishing and operating Firefall under a five-year term in mainland China. Under this license agreement, System Link is expected to pay Red 5 Singapore no less than US$160 million (inclusive of license fee and royalties) during the term of the agreement. The Group accounts for its investment in System Link as an equity method investment. The total capital contribution from the Group is RMB 223.4 million (US$35 million) as of December 31, 2015. The Group records a loss of RMB 11.1 million (US$1.7 million) in share of loss in equity method and a gain of RMB3.3 million (US$0.5 million) in other comprehensive income for the year ended December 31, 2015.

The Group has filed System Link Corporation Limited’s consolidated financial statement as indicated in our annual report on Form 20-F for the year ended December 31, 2015, as the 20% significant subsidiary test was met for the current year in accordance with Rule 3-09 of SEC Regulation S-X.

<2> Jiucheng Advertisement

In June 2015, the Group granted 33.3% equity interest of Jiucheng Advertisement to two of its employees for nil consideration. The Group recorded share-based compensation of RMB 2.7 million as a result of this transaction as the equity interest was considered a share-based award for this service. In October, 2015, the Group entered into an agreement with Fei Fan Information Technology Co., Ltd. (“Fei Fan”), whereby Jiucheng Advertisement acquired 100% equity interest in Fei Fan in exchange of 30% equity interest in Jiucheng Advertisement. Upon the completion of the exchange, the Group’s equity interest in Jincheng Advertisement was diluted to 46.7%. The Group accounted for the exchange as a disposal of subsidiary with a gain of RMB 3.3 million (US$0.5 million) recognized upon disposal and an acquisition of an equity method investment in Jiucheng Advertisement at fair value. In November 2015, The Group’s equity interest in Jiucheng Advertisement was further diluted to 42% as a result of capital injection by other shareholders.

In October 2014, the Group disposed to a third party, 100% of its equity interest in an equity method investee for a cash consideration of RMB14 million and further recovered loan receivables of RMB9.8 million to the same equity method investee. The Company had previously fully impaired the investment in 2013 as well as provided a full allowance for the loan receivables due to the tight liquidity position combined with less than satisfactory performance of the investee. The Group recorded a gain of RMB23.8 as a result of this disposal.

In 2014, the Group disposed 75% of its interest in Tandem Fund for cash consideration of RMB11.0 million, a gain of RMB3.1 million was recognized upon disposal.

The Group recorded impairment charges relating to its investment in equity investees of RMB41.7 million, nil and nil for the years ended December 31, 2013, 2014 and 2015, respectively.